SCHEDULE OF STOCK OPTIONS (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Aggregate intrinsic value stock options		$ 0	$ 0	$ 3,100
Excerisable, outstanding, intrinsic value		$ 0
Shares issued on exercise of stock option	$ 330		330
Aggregate intrinsic value			0	$ 2,000
Common Stock [Member]
Shares issued on exercise of stock option
Common Stock [Member] | Employee Stock [Member]
Shares issued on exercise of stock option			$ 600